RELATED PARTY TRANSACTIONS (Textual) (Detail) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	May 05, 2017	Sep. 18, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2018
Notes Payable, Related Parties, Current			$ 759,414		$ 759,414		$ 126,378	$ 381,675
Sponsor Monthly Fee Payable		$ 10,000
Services Fee			30,000	$ 60,000	30,000	$ 60,000	35,000	120,000
Due to Related Parties, Current			759,414		759,414		126,378	381,675
Repayments of Related Party Debt					$ 0	$ 126,378	0	$ 126,378
Private Placement Warrants [Member]
Class of Warrant or Right, Per Warrant	$ 1.50	$ 1.50			$ 1.50			$ 1.50
Maximum [Member]
Convertible Debt			1,500,000		$ 1,500,000			$ 1,500,000
Sponsor [Member]
Long-term Line of Credit			200,000		200,000			200,000
Accounts Payable and Accrued Liabilities [Member]
Due to Related Parties, Current			215,000		215,000		35,000	155,000
Notes Payable, Other Payables [Member]
Debt Instrument, Face Amount			$ 377,739		$ 377,739		$ 126,378	$ 381,675